Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 22, 2017	Feb. 28, 2019	May 31, 2018	May 31, 2017
Accounting Policies [Abstract]
Federal depository insurance coverage		$ 250,000	$ 250,000
Offering costs		3,728,000	3,728,000
Underwriter discounts			3,250,000
Deferred offering costs		1,820,000	1,820,000
Initial public offering costs		$ 478,000	$ 478,000
Common stock subject to possible redemption		0	4,560,757	0
Statutory tax rate	21.00%		28.00%
Previously statutory tax rate	35.00%